Share capital - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Net income (loss) (attributable to shareholders of the Company)	$ 401,908	$ (629,891)
Interest expense on convertible senior secured notes	7,723	0
Net income (loss) (attributable to shareholders of the Company) used in calculating diluted earnings per share	$ 409,631	$ (629,891)
Basic weighted average number of common shares outstanding (in shares)	1,325,322	1,308,850
Convertible senior unsecured notes	144,996	0
Effect of dilutive securities, stock options (in shares)	4,992	0
Effect of dilutive securities, restricted share units (in shares)	2,025	0
Effect of dilutive securities, performance share units (in shares)	3,523	0
Diluted weighted average number of common shares outstanding (in shares)	1,480,858	1,308,850
Basic (in USD per share)	$ 0.30	$ (0.48)
Diluted (in USD per share)	$ 0.28	$ (0.48)